Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments
Fixed maturities	$ 15,106	$ 15,714
Equity securities, at fair value	182	179
Mortgage loans (net of allowance for credit losses: $26 and $15)	2,019	2,520
Policy loans (related party: $(6) and $—)	1,528	1,495
Investment funds (related party: $51 and $8) (portion at fair value: $238 and $58)	1,428	1,300
Other investments (portion at fair value: $35 and $83)	35	95
Short-term investments, at fair value (related party: $440 and $100)	1,181	1,489
Total investments	21,479	22,792
Cash	421	173
Reinsurance recoverables (related party: $9,468 and $9,613) (net of allowance for credit losses: $18 and $21) (portion at fair value: $1,242 and $1,286)	37,706	39,223
Market risk benefits	578	325
Value of business acquired and deferred acquisition costs (related party: $114 and $176)	457	496
Deferred income taxes	828	879
Goodwill and other intangible assets, net	149	155
Other assets	420	441
Separate account assets	89,514	87,255
Total assets	151,552	151,739
Liabilities
Reserve for future policy benefits	19,379	18,738
Other policyholder funds and benefits payable (related party: $526 and $582) (portion at fair value: $536 and $295)	29,502	31,827
Market risk benefits	1,074	1,204
Funds withheld liability (related party: $9,148 and $9,248 (portion at fair value: $(157) and $(560))	10,210	10,474
Other liabilities (related party: $33 and $(1)) (portion at fair value: $57 and $105)	811	981
Separate account liabilities	89,514	87,255
Total liabilities	150,490	150,479
Commitments and Contingencies
Stockholder’s Equity
Common stock (1,000 shares authorized, issued, and outstanding; par value: $5,690 per share)	6	6
Additional paid-in capital	1,877	1,877
Accumulated other comprehensive loss (related party: $(580) and $(762))	(1,325)	(1,659)
Retained earnings	504	1,036
Total stockholder’s equity	1,062	1,260
Total liabilities and stockholder’s equity	151,552	151,739
Total fixed maturities, available-for-sale
Investments
Fixed maturities	14,854	15,383
Fixed maturities, at fair value using fair value option
Investments
Fixed maturities	$ 252	$ 331